Financial Risk Management and Capital Management	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Financial Risk Management and Capital Management [Abstract]
FINANCIAL RISK MANAGEMENT AND CAPITAL MANAGEMENT
18.	FINANCIAL RISK MANAGEMENT AND CAPITAL MANAGEMENT

The Group’s financial instruments consist mainly of deposits with banks and accounts payable.

The total for each category of financial instruments are as follows:

	Note	2026 A$	2025 A$
Financial assets
Cash and cash equivalents	5	10,343,353	1,171,241
Investments – listed[1]		55,170	43,566
Investments – unlisted[3]		224,591	-
		10,623,114	1,214,807

Financial liabilities
Trade payables	9	2,451,133	741,202
Other payables		879,718	448,111
		3,330,851	1,189,313

[1]	designated at fair value through other comprehensive income utilise Level 1 of AASB13’s fair value hierarchy.

[2]	designated at fair value through other comprehensive income utilise Level 3 of AASB13’s fair value hierarchy.

Financial risk management policy

Risk management is carried out by the Managing Director under policies approved by the Board of Directors. The Board provides written principles for overall risk management, as well as policies covering specific areas, such as interest rate and credit risk.

a)	Liquidity risk

Liquidity risk arises from the possibility that the Group might encounter difficulty in settling its debts or otherwise meeting its obligations related to financial liabilities.

The Group manages liquidity risk by monitoring forecast cash flows and ensuring that adequate working capital is maintained for the coming months. Upcoming capital needs and the timing of raisings are assessed by the board.

Financial liabilities are expected to be settled within 12 months.

b)	Interest rate risk

The Group’s exposure to interest rate risk is the risk that a financial instrument’s value will fluctuate as a result in changes in market interest rates. Cash is the only asset affected by interest rate risk as cash is the Group’s only financial asset exposed to fluctuating interest rates.

The Group is exposed to interest rate risk on cash balances and term deposits held in interest bearing accounts. The Board constantly monitors its interest rate exposure and attempts to maximise interest income by using a mixture of fixed and variable interest rates, whilst ensuring sufficient funds are available for the Group’s operating activities. The Group’s net exposure to interest rate risk at 30 June 2026 would not have a material effect on the results.

c)	Sensitivity analysis

Interest rate

The Group has performed a sensitivity analysis relating to its exposure to interest rate risk at reporting date. This sensitivity analysis demonstrates the effect on the current year results and equity which could result from a change in these risks.

2026

		Effect on:
	Sensitivity*	Profit A$	Equity A$

Interest rate	+1.65%	+147,492	+147,492

	-1.65%	-147,492	-147,492

2025

		Effect on:
	Sensitivity*	Profit A$	Equity A$

Interest rate	+1.65%	+5,247	+5,247

	-1.65%	-5,247	-5,247

*	The method used to arrive at the possible change of 165 basis points (2025: 165 basis points) was based on the analysis of the absolute nominal change of the Reserve Bank of Australia (RBA) monthly issued cash rate. Historical rates indicate that for the past five financial years, interest rate movements ranged between 0 to 165 basis points. It is considered that 165 basis points a ‘reasonably possible’ estimate as it accommodates for the maximum variations inherent in the interest rate movement over the past five years.

The fair values of all financial assets and liabilities of the Group approximate their carrying values.

d)	Foreign exchange risk

Foreign exchange risk arises from the possibility that the Group might encounter fluctuations in the exchange rate from the time a contract is executed to the time of settlement. The Group manages foreign exchange risk by monitoring forecast foreign cash flows and ensuring that where appropriate foreign currency is purchased to meet future foreign cash flow needs. The Group does not actively hedge currency and assesses the appropriateness of future foreign currency contracts on a case by case basis.

2026		Effect on:
	Sensitivity*	Profit A$	Equity A$

Exchange rate variance	+10%	+185,220	+185,220

	-10%	-185,220	-185,220

2025		Effect on:
	Sensitivity*	Profit A$	Equity A$

Exchange rate variance	+10%	NA	NA

	-10%	NA	NA

e)	Net fair values of financial assets and financial liabilities

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The carrying values of all financial assets and liabilities of the Group approximate their fair values.

18.	FINANCIAL RISK MANAGEMENT AND CAPITAL MANAGEMENT

The Group’s financial instruments consist mainly of deposits with banks and accounts receivable and payable.

The total for each category of financial instruments are as follows:

	Note	2025 $	2024 $
Financial assets
Cash and cash equivalents	5	1,171,241	238,747
Other assets		-	-
Investments	8	43,566	212,986
		1,214,807	451,733

Financial liabilities
Trade payables	9	1,189,313	564,920
Lease Liabilities		-	-
		1,189,313	564,920

Financial risk management policy

Risk management is carried out by the Managing Director under policies approved by the Board of Directors. The Board provides written principles for overall risk management, as well as policies covering specific areas, such as interest rate and credit risk.

a)	Liquidity risk

Liquidity risk arises from the possibility that the Group might encounter difficulty in settling its debts or otherwise meeting its obligations related to financial liabilities.

The Group manages liquidity risk by monitoring forecast cash flows and ensuring that adequate working capital is maintained for the coming months. Upcoming capital needs and the timing of raisings are assessed by the board.

Financial liabilities are expected to be settled within 12 months.

b)	Interest rate risk

The Group’s exposure to interest rate risk is the risk that a financial instrument’s value will fluctuate as a result in changes in market interest rates. Cash is the only asset affected by interest rate risk as cash is the Group’s only financial asset exposed to fluctuating interest rates.

The Group is exposed to interest rate risk on cash balances and term deposits held in interest bearing accounts. The Board constantly monitors its interest rate exposure and attempts to maximise interest income by using a mixture of fixed and variable interest rates, whilst ensuring sufficient funds are available for the Group’s operating activities. The Group’s net exposure to interest rate risk at 30 June 2025 would not have a material effect on the results.

c)	Sensitivity analysis

Interest rate

The Group has performed a sensitivity analysis relating to its exposure to interest rate risk at reporting date. This sensitivity analysis demonstrates the effect on the current year results and equity which could result from a change in these risks.

2025

		Effect on:
	Sensitivity*	Profit $	Equity $

Interest rate	+1.65%	+5,247	+5,247
	-1.65%	-5,247	-5,247

2024

		Effect on:
	Sensitivity*	Profit $	Equity $

Interest rate	+1.65%	+11,871	+11,871
	-1.65%	-11,871	-11,871

*	The method used to arrive at the possible change of 165 basis points (2024: 165 basis points) was based on the analysis of the absolute nominal change of the Reserve Bank of Australia (RBA) monthly issued cash rate. Historical rates indicate that for the past five financial years, interest rate movements ranged between 0 to 165 basis points. It is considered that 165 basis points a ‘reasonably possible’ estimate as it accommodates for the maximum variations inherent in the interest rate movement over the past five years.

The fair values of all financial assets and liabilities of the Group approximate their carrying values.

d)	Foreign exchange risk

Foreign exchange risk arises from the possibility that the Group might encounter fluctuations in the exchange rate from the time a contract is executed to the time of settlement. The Group manages foreign exchange risk by monitoring forecast foreign cash flows and ensuring that where appropriate foreign currency is purchased to meet future foreign cash flow needs. The Group does not actively hedge currency and assesses the appropriateness of future foreign currency contracts on a case by case basis.

e)	Net fair values of financial assets and financial liabilities

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The carrying values of all financial assets and liabilities of the Group approximate their fair values.